                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                              -------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
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Address: 111 Huntington Avenue
         -----------------------------------
         Boston, MA  02199
         -----------------------------------

Form 13F File Number: 28-06625
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roy Edgar Brakeman, III
       -----------------------------
Title: Managing Member
       -----------------------------
Phone: (617) 516-2000
       -----------------------------

Signature, Place, and Date of Signing:

/s/ Roy Edgar Brakeman III            Boston, MA      2/14/03
---------------------------------     ----------      -------
*Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Roy Edgar Brakeman, III is the Managing Member of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            2
                                         -----------

Form 13F Information Table Entry Total:       90
                                         -----------

Form 13F Information Table Value Total:  $ 2,719,012
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.     Form 13F File Number      Name

  1       28-06946                  Brookside Capital Partners Fund, L.P.
-----     -----------------         -------------------------------------

  2       28-06924                  Brookside Capital Investors, L.P.
-----     -----------------         -------------------------------------

                         BROOKSIDE CAPITAL PARTNERS FUND
                    Form 13F Information Table as of 12/31/02

                                                                                    Investment    Other     Voting Authority
Description                     Title of Class   Cusip      PRN amount    (x1000)   Discretion   Managers     Sole  Shares    None
ABERCROMBIE AND FITCH CO        CL A             002896207   1,477,800    30,236       Sole                    X
ACE LTD                         ORD              G0070K103   3,300,000    96,822       Sole                    X
ACTIVISION INC NEW              COM NEW          004930202   1,000,000    14,590       Sole                    X
ADVANCED NEUROMODULATION SYS    COM              00757T101     754,500    26,483       Sole                    X
ALLTEL CORP                     COM              020039103     491,500    25,067       Sole                    X
AMAZON.COM 4.75% 02/01/09       NOTE 4.750%      023135AF3  27,557,000    20,084       Sole                    X
                                  02/01/09
AMDOCS LTD                      ORD              G02602103   5,914,650    58,082       Sole                    X
AMERIGROUP CORP                 COM              03073T102     199,800     6,056       Sole                    X
AMN HEALTHCARE SERVICES         COM              001744101     407,400     6,889       Sole                    X
ANDRX CORP                      COM              034553107     381,000     5,589       Sole                    X
BEST BUY INC                    COM              086516101   1,910,000    46,127       Sole                    X
BEVERLY ENTERPRISES INC         COM NEW          087851309     390,000     1,112       Sole                    X
BIOVAIL CORP                    COM              09067J109     344,500     9,098       Sole                    X
BOEING CO                       COM              097023105   1,322,100    43,616       Sole                    X
CATALINA MARKETING CORP         COM              148867104     578,000    10,693       Sole                    X
CARMAX INC                      COM              143130102   2,127,200    38,034       Sole                    X
CITIGROUP INC                   COM              172967101   2,400,000    84,456       Sole                    X
CLEAR CHANNEL COMMUNICATIONS    COM              184502102   3,582,400   133,588       Sole                    X
COMCAST CORP NEW                CL A             20030N200   1,687,565    38,122       Sole                    X
COMPUTER ASSOCIATES             COM              204912109     915,900    12,365       Sole                    X
   INTERNATIONAL INC
CROSS COUNTRY INC               COM              22748P105     502,800     7,014       Sole                    X
CYBERONICS                      COM              23251P102   1,168,900    21,508       Sole                    X
CYTYC CORP                      COM              232946103     433,400     4,421       Sole                    X
DOLLAR GEN CORP                 COM              256669102   3,702,900    44,250       Sole                    X
DURECT CORP                     COM              266605104     145,000       234       Sole                    X
ECHOSTAR COMMUNICATIONS NEW     CL A             278762109   1,009,100    22,463       Sole                    X
ELECTRONIC ARTS INC             COM              285512109     287,300    14,299       Sole                    X
ELOYALTY CORP                   COM NEW          290151307     369,145     1,532       Sole                    X
EXACT SCIENCES CORP             COM              30063P105     246,400     2,669       Sole                    X
EXTREME NETWORKS INC            COM              30226D106   6,372,400    20,838       Sole                    X
FEDERAL NATIONAL MORTGAGE       COM              313586109   3,100,000   199,423       Sole                    X
   ASSOCIATION
FLEXTRONICS INT'L LTD           ORD              Y2573F102   1,435,380    11,756       Sole                    X
FOX ENTERTAINMENT GROUP INC     CL A             35138T107   1,050,000    27,227       Sole                    X
FEDERAL HOME LOAN MORTGAGE      COM              313400301     100,000     5,905       Sole                    X
   CORP
FRONTLINE LTD                   ORD              5561052     2,530,905    22,090       Sole                    X
GREY GLOBAL GROUP INC           COM              39787M108      75,648    46,228       Sole                    X
GUIDANT CORP                    COM              401698105     575,000    17,739       Sole                    X
HCA INC                         COM              404119109     105,000     4,358       Sole                    X
HEALTHSOUTH CORP                COM              421924101   1,000,000     4,200       Sole                    X
HEWLETT-PACKARD CO              COM              428236103   3,508,720    60,911       Sole                    X
HEXCEL CORP                     SDCV             428290AA8   4,000,000     3,905       Sole                    X
IMPAX LABORATORIES INC          COM              45256B101   1,250,000     5,013       Sole                    X
INTEGRATED DEVICE TECH          COM              458118106   2,882,600    24,127       Sole                    X
INTERMUNE PHARMACEUTICALS INC   COM              45884X103     617,800    15,760       Sole                    X
INTERNATIONAL GAME TECHNOLOGY   COM              459902102     770,800    58,519       Sole                    X
KINDER MORGAN INC               COM              49455P101   1,219,600    51,552       Sole                    X
LA JOLLA PHARMACEUTICALS CO     COM              503459109     700,000     4,550       Sole                    X
LABORATORY CORP OF AMERICA      COM NEW          50540R409   2,820,000    65,537       Sole                    X
LEXMARK INTL NEW                CL A             529771107   1,222,500    73,961       Sole                    X
MANDALAY RESORT GROUP           COM              562567107     951,500    29,125       Sole                    X
MANOR CARE INC                  COM              564055101   1,465,000    27,264       Sole                    X
MATRIXONE INC                   COM              57685P304     309,600     1,331       Sole                    X
MBIA INC                        COM              55262C100   1,849,700    81,128       Sole                    X
MCDATA CORP                     CL B             580031102     890,746     6,262       Sole                    X
MCDATA CORP                     CL A             580031201   5,728,808    40,675       Sole                    X
MEDIMMUNE INC                   COM              584699102     246,500     6,697       Sole                    X
MERCATOR SOFTWARE INC           COM              587587106     424,189       411       Sole                    X
MERCURY INTERACTIVE CORP        COM              589405109   5,022,748   148,924       Sole                    X
MERRILL LYNCH & CO              COM              590188108   1,000,000    37,950       Sole                    X
NETWORK ASSOCS INC              COM              640938106   2,144,165    34,500       Sole                    X
ORACLE CORP                     COM              68389X105   2,440,300    26,355       Sole                    X
OSI PHARMACEUTICALS INC         COM              671040103     126,500     2,075       Sole                    X
PAYCHEX INC                     COM              704326107     393,400    10,976       Sole                    X
PENTAIR INC                     COM              709631105     613,100    21,183       Sole                    X
PFIZER INC                      COM              717081103   2,458,000    75,141       Sole                    X
PHARMACIA CORP                  COM              71713U102     722,400    30,196       Sole                    X
PRECISION CASTPARTS CORP        COM              740189105     751,200    18,217       Sole                    X
PROVINCE HEALTHCARE CO          COM              743977100     317,200     3,086       Sole                    X
PRUDENTIAL FINANCIAL INC        COM              744320102   1,994,100    63,293       Sole                    X
REEBOK INTL LTD                 COM              758110100   1,791,300    52,664       Sole                    X
SALIX PHARMACEUTICALS LTD       COM              795435106     492,900     3,445       Sole                    X
SAP AG                          SPONSORED ADR    803054204     250,420     4,883       Sole                    X
SCHWARZ PHARMA                  ORD              4847601       366,000    13,313       Sole                    X
SERONO SA                       SPONSORED ADR    81752M101     430,000     5,831       Sole                    X
SIEBEL SYS INC                  COM              826170102   3,784,300    28,004       Sole                    X
STEEL DYNAMICS INC              COM              858119100   2,000,000    24,060       Sole                    X
SUPPORTSOFT INC                 COM              868587106     426,500     1,680       Sole                    X
SYNOPSYS INC                    COM              871607107   1,122,600    51,808       Sole                    X
TECHNOLOGY SOLUTIONS CO         COM              87872T108   2,707,200     2,951       Sole                    X
TEKELEC                         COM              879101103     738,800     7,720       Sole                    X
TEKELEC 3.25% 11/2/04 NC3       NOTE 3.25%       879101AC7  20,000,000    18,750       Sole                    X
TELIK INC                       COM              87959M109     341,100     3,977       Sole                    X
TENET HEALTHCARE CORP           COM              88033G100   7,057,900   115,750       Sole                    X
THERASENSE INC                  COM              883381105     755,100     6,305       Sole                    X
TRIAD HOSPITALS INC             COM              89579K109     250,000     7,458       Sole                    X
US BANCORP DEL                  COM NEW          902973304   4,000,000    84,880       Sole                    X
USA INTERACTIVE                 COM              9026984103  1,059,700    24,288       Sole                    X
WELLCHOICE INC                  COM              949475107      56,000     1,341       Sole                    X
WOMEN FIRST HEALTHCARE INC      COM              978150100     750,000     3,421       Sole                    X
WYETH                           COM              983024100   1,139,000    42,599       Sole                    X